INCOME PER SHARE (Tables)	6 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the six months indicated:

	Six months ended December 31,
	2016	2017
	(Unaudited)	(Unaudited)

Numerator:
Net income attributable to the Company - basic	$31,657	$57,591

Net income attributable to the Company - diluted(i)	$31,991	$58,067

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	59,976,132	60,428,431
Effect of dilutive securities

Convertible Bond	784,400	788,800

Share options	256,024	-

Restricted shares	7,113	23,861
Weighted average ordinary shares outstanding used in computing diluted income per share	61,023,669	61,241,092

Income per share - basic	$0.53	0.95

Income per share - diluted	$0.52	0.95

(i) For the six months ended December 31, 2016 and 2017, interest accretion related to the Convertible Bond of $334 and $476, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.